Employee benefits (Details 4) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Target asset allocation of plans on a weighted-average basis
Cash and equivalents (as a percent)	5.00%
Global fixed income securities (as a percent)	54.00%
Emerging markets fixed income securities (as a percent)	4.00%
Global equity securities (as a percent)	20.00%
Emerging markets equity securities (as a percent)	3.00%
Insurance contracts (as a percent)	1.00%
Private equity (as a percent)	2.00%
Hedge funds (as a percent)	1.00%
Real estate (as a percent)	9.00%
Commodities (as a percent)	1.00%
Total (as a percent)	100.00%
Expected long-term return on global asset allocation (as a percent)	5.45%
Company's capital stock and debit instruments included in plan assets	14	17